Basis of Presentation and Accounting Policies (Transition adjustments - Condensed consolidated Statements of Income) (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Aug. 31, 2019	Aug. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Revenue		$ 5,340	$ 5,189
Operating, general and administrative expenses		(3,186)	(3,132)
Restructuring costs	[1]	9	(446)
Amortization:
Deferred equipment revenue		21	30
Deferred equipment costs		(85)	(110)
Property, plant and equipment, intangibles and other		(974)	(945)
Operating income from continuing operations		1,125	586
Amortization of financing costs - long-term debt		(3)	(3)
Interest expense	[1]	(258)	(248)
Equity income of an associate or joint venture		46	(200)
Other gains (losses)		50	32
Income from continuing operations before income taxes		851	167
Income tax expense (recovery)	[1]	114	137
Deferred income tax expense		4	(9)
Net income from continuing operations		733	39
Income (loss) from discontinued operations, net of tax		0	(6)
Net income		733	33
Net income from continuing operations attributable to:
Equity shareholders		731	39
Loss from discontinued operations attributable to:
Equity shareholders		$ 0	$ (6)
Basic earnings (loss) per share
Continuing operations		$ 1.41	$ 0.06
Discontinued operations		0	(0.01)
Basic earnings (loss) per share		1.41	0.05
Diluted earnings (loss) per share
Continuing operations		1.41	0.06
Discontinued operations		0	(0.01)
Diluted earnings (loss) per share		$ 1.41	$ 0.05
As reported [Member]
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ 5,239
Operating, general and administrative expenses			(3,150)
Restructuring costs			(446)
Amortization:
Deferred equipment revenue			30
Deferred equipment costs			(110)
Property, plant and equipment, intangibles and other			(932)
Operating income from continuing operations			631
Amortization of financing costs - long-term debt			(3)
Interest expense			(248)
Equity income of an associate or joint venture			(200)
Other gains (losses)			29
Income from continuing operations before income taxes			209
Income tax expense (recovery)			137
Deferred income tax expense			6
Net income from continuing operations			66
Income (loss) from discontinued operations, net of tax			(6)
Net income			60
Net income from continuing operations attributable to:
Equity shareholders			66
Loss from discontinued operations attributable to:
Equity shareholders			$ (6)
Basic earnings (loss) per share
Continuing operations			$ 0.11
Discontinued operations			(0.01)
Basic earnings (loss) per share			0.1
Diluted earnings (loss) per share
Continuing operations			0.11
Discontinued operations			(0.01)
Diluted earnings (loss) per share			$ 0.1
IFRS 15 transition [Member]
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ (50)
Operating, general and administrative expenses			18
Restructuring costs			0
Amortization:
Deferred equipment revenue			0
Deferred equipment costs			0
Property, plant and equipment, intangibles and other			0
Operating income from continuing operations			(32)
Amortization of financing costs - long-term debt			0
Interest expense			0
Equity income of an associate or joint venture			0
Other gains (losses)			3
Income from continuing operations before income taxes			(29)
Income tax expense (recovery)			0
Deferred income tax expense			(12)
Net income from continuing operations			(17)
Income (loss) from discontinued operations, net of tax			0
Net income			(17)
Net income from continuing operations attributable to:
Equity shareholders			(17)
Loss from discontinued operations attributable to:
Equity shareholders			$ 0
Basic earnings (loss) per share
Continuing operations			$ 0
Discontinued operations			0
Basic earnings (loss) per share			0
Diluted earnings (loss) per share
Continuing operations			0
Discontinued operations			0
Diluted earnings (loss) per share			$ 0
Change in accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ 0
Operating, general and administrative expenses			0
Restructuring costs			0
Amortization:
Deferred equipment revenue			0
Deferred equipment costs			0
Property, plant and equipment, intangibles and other			(13)
Operating income from continuing operations			(13)
Amortization of financing costs - long-term debt			0
Interest expense			0
Equity income of an associate or joint venture			0
Other gains (losses)			0
Income from continuing operations before income taxes			(13)
Income tax expense (recovery)			0
Deferred income tax expense			(3)
Net income from continuing operations			(10)
Income (loss) from discontinued operations, net of tax			0
Net income			(10)
Net income from continuing operations attributable to:
Equity shareholders			(10)
Loss from discontinued operations attributable to:
Equity shareholders			$ 0
Basic earnings (loss) per share
Continuing operations			$ 0
Discontinued operations			0
Basic earnings (loss) per share			0
Diluted earnings (loss) per share
Continuing operations			0
Discontinued operations			0
Diluted earnings (loss) per share			$ 0
Subsequent to transition [Member]
Disclosure of initial application of standards or interpretations [line items]
Revenue			$ 5,189
Operating, general and administrative expenses			(3,132)
Restructuring costs			(446)
Amortization:
Deferred equipment revenue			30
Deferred equipment costs			(110)
Property, plant and equipment, intangibles and other			(945)
Operating income from continuing operations			586
Amortization of financing costs - long-term debt			(3)
Interest expense			(248)
Equity income of an associate or joint venture			(200)
Other gains (losses)			32
Income from continuing operations before income taxes			167
Income tax expense (recovery)			137
Deferred income tax expense			(9)
Net income from continuing operations			39
Income (loss) from discontinued operations, net of tax			(6)
Net income			33
Net income from continuing operations attributable to:
Equity shareholders			39
Loss from discontinued operations attributable to:
Equity shareholders			$ (6)
Basic earnings (loss) per share
Continuing operations			$ 0.06
Discontinued operations			(0.01)
Basic earnings (loss) per share			0.05
Diluted earnings (loss) per share
Continuing operations			0.06
Discontinued operations			(0.01)
Diluted earnings (loss) per share			$ 0.05

[1]	The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.